JOINT VENTURES/NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Non-controlling Interests [Table Text Block]
	December 31,
	2015	2014

Gerlach Geothermal LLC interest held by Gerlach Green Energy, LLC	$213,882	$230,539
Oregon USG Holdings LLC interest held by Enbridge Inc.	25,353,058	24,818,443
Raft River Energy I LLC interest held by Goldman Sachs	2,044,984	21,348,110
	$27,611,924	$46,397,092